Business segment information (Details Narrative)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Percentage of Net Sales	100.00%	100.00%	100.00%
Scales And Others [Member]
Percentage of Net Sales	60.00%	42.00%	45.00%
Pet Electronic Products [Member]
Percentage of Net Sales	32.00%	51.00%	48.00%
Rental And Management [Member]
Percentage of Net Sales	8.00%	7.00%	7.00%